Share Based Compensation (PSU Assumptions) (Details) (CAD)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Summary Of Performance Share Assumptions [Line Items]
Fair value assumptions method used	Black-Scholes-Merton option pricing model Black-Scholes-Merton pricing model	Black-Scholes-Merton option pricing model Black-Scholes-Merton pricing model
Performance Share Units [Member}
Summary Of Performance Share Assumptions [Line Items]
Grant date		Mar. 16, 2012
Performance Share Units [Member} | Performance Shares Grant Date One [Member]
Summary Of Performance Share Assumptions [Line Items]
Grant date	Mar. 16, 2012	Mar. 16, 2012
Dividend yield	2.30%	2.80%
Expected volatility	16.20%	21.10%
Risk free interest rate	1.00%	1.10%
Expected remaining life	1 year 0 months 0 days	2 years 0 months 0 days
Fair value, per option (in Canadian dollars)	25.68	20.32
Performance Share Units [Member} | Performance Shares Grant Date Two [Member]
Summary Of Performance Share Assumptions [Line Items]
Grant date	Mar. 26, 2013
Dividend yield	2.30%	0.00%
Expected volatility	19.10%	0.00%
Risk free interest rate	1.20%	0.00%
Expected remaining life	2 years 2 months 12 days	0 years 0 months 0 days
Fair value, per option (in Canadian dollars)	24.96	0